Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0001455365
Registrant Name	COGNITION THERAPEUTICS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES